Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Assets

Other assets as of September 30, 2024, and December 31, 2023 are summarized as follows:

	September 30, 2024	December 31, 2023

Intangibles, net – See Note 6	40,227	52,513
Other – See Note 7	326,061	76,062
	$366,288	$128,575

Other assets as of December 31, 2023 and 2022 are summarized as follows:

	December 31,	December 31,
	2023	2022

Intangibles, net	$52,513	$62,480
Deposits or advance payments on machinery, molds and components (see Note 15)	-	336,466
Other	76,062	12,370
	$128,575	$411,316